Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Feb. 28, 2017	Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Entity Registrant Name	CONDOR HOSPITALITY TRUST, INC.
Entity Central Index Key	0000929545
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		43,993,705
Entity Public Float			$ 7.2